Short-Term Investments	12 Months Ended
Dec. 31, 2021
Short-Term Investments [Abstract]
SHORT-TERM INVESTMENTS

Note 3 — SHORT-TERM INVESTMENTS

The following table summarizes the Company’s short-term investments as of December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020

Wealth management products, cost	$10,034,523	$4,597,701
Structured deposits	29,815,146	-
Add: Accrued interest receivable	816,948	83,142
Total short-term investments	$40,666,617	$4,680,843

As of December 31, 2021, short-term investments consist of investments in wealth management products issued by financial institutions of which the underlying assets are loans receivable or capital lease receivables and investments in structured deposits issued by a commercial bank. As of December 31, 2020, the short-term investment primarily consists of investments in wealth management products issued by financial institutions of which the underlying assets are loans receivable or capital lease receivables. All the short investments have a stated maturity within 12 months and pay the prospective rates of return in the range from 1.8% to 9%. The Company recorded investment income on the products of $816,948, $83,142 and nil for the years ended December 31, 2021, 2020 and 2019, respectively.